BANK NOTES PAYABLE	12 Months Ended
Sep. 30, 2021
BANK NOTES PAYABLE
BANK NOTES PAYABLE

NOTE 10 – BANK NOTES PAYABLE

Bank notes payable are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Company to deposit a certain amount of cash (usually in the range of 30% to 50% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

The Company had bank notes payable of $7,867,018 to China Zheshang Bank (“CZB”) as of September 30, 2021. The notes have due date from October 2021 to March 2022. The notes of $5,315,995, with due date before the issuance of this report have been fully repaid on the due date.

As of September 30, 2021, $2,140,016 in cash deposits were held by banks as a security deposit for the notes payable, and recorded as restricted cash on consolidated balance sheets. In addition, notes payable are guaranteed by the Company’s majority shareholder and secured by part of bank acceptance notes receivable and the Company’s buildings and land.